ACCOUNTS RECEIVABLE, NET - THIRD PARTIES	6 Months Ended
Jun. 30, 2025
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES

4.ACCOUNTS RECEIVABLE, NET – THIRD PARTIES

The Company records revenues and costs on a net basis and the related accounts receivable and payable amounts on a gross basis. Accounts receivable, net of provision for credit losses consisted of the following:

	June 30,	December 31,
	2025	2024
Accounts receivable	$22,650,838	$29,375,358
Less: allowance for expected credit losses	(18,547,687)	(25,711,852)
Accounts receivable, net	$4,103,151	$3,663,506

The Company provided allowance for expected credit loss of $2,694,737 for the six months ended June 30, 2025, and reversed provision for expected credit losses of $749,688 for the six months ended June 30, 2024. Movement of allowance for credit losses was as follows:

	June 30,	June 30,
	2025	2024
Balance at beginning of the period	$25,711,852	$13,417,481
Charge (reversal of charge) to expenses	2,694,737	(749,688)
Writing off of accounts receivable	(10,252,070)	—
Foreign exchange adjustments	393,168	(303,502)
Balance at end of the period	$18,547,687	$12,364,291